Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Beginning Balance		$ (54,321)	$ (91,039)
Other comprehensive (loss) income before reclassifications (1)		(135,603)	16,016
Amounts reclassified from AOCI		(601)	20,702
Net current period other comprehensive (loss) income		(136,204)	36,718
Ending Balance		(190,525)	(54,321)
Translation
Beginning Balance		(2,409)	68,393
Other comprehensive (loss) income before reclassifications (1)	[1]	(72,469)	(70,802)
Amounts reclassified from AOCI		0	0
Net current period other comprehensive (loss) income		(72,469)	(70,802)
Ending Balance		(74,878)	(2,409)
Other comprehensive (loss) income before reclassifications within the translation component, amount excluded		(535)	1,210
Foreign Currency Hedges
Beginning Balance		(1,884)	(4,728)
Other comprehensive (loss) income before reclassifications (1)		481	2,844
Amounts reclassified from AOCI		0	0
Net current period other comprehensive (loss) income		481	2,844
Ending Balance		(1,403)	(1,884)
Interest Rate Hedges
Beginning Balance		(960)	(1,466)
Other comprehensive (loss) income before reclassifications (1)		680	698
Amounts reclassified from AOCI		(213)	(192)
Net current period other comprehensive (loss) income		467	506
Ending Balance		(493)	(960)
Pension and Other Post-retirement Benefits
Beginning Balance		(52,027)	(152,475)
Other comprehensive (loss) income before reclassifications (1)		(63,740)	78,182
Amounts reclassified from AOCI		1,760	22,266
Net current period other comprehensive (loss) income		(61,980)	100,448
Ending Balance		(114,007)	(52,027)
Unrealized Gain on Securities, Net
Beginning Balance		2,679	119
Other comprehensive (loss) income before reclassifications (1)		(531)	3,932
Amounts reclassified from AOCI		(2,148)	(1,372)
Net current period other comprehensive (loss) income		(2,679)	2,560
Ending Balance		0	2,679
Other
Beginning Balance		280	(882)
Other comprehensive (loss) income before reclassifications (1)		(24)	1,162
Amounts reclassified from AOCI		0	0
Net current period other comprehensive (loss) income		(24)	1,162
Ending Balance		$ 256	$ 280

[1]	Other comprehensive (loss) income before reclassifications within the translation component excludes losses (gains) of $(535) and $1,210 and translation attributable to noncontrolling interests for December 31, 2014 and 2013, respectively.